Tangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Tangible Assets Abstract
Impairment expense	R$ 20,001	R$ 14,720
Fixed assets	R$ 268,868	R$ 231,088